Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under cash flow hedge (Details) - Other cash flow derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commodity price risk | Planned sales
Cash flow hedges [abstract]
Change of the underlying asset used for the calculation of hedging ineffectivenes	€ (600)	€ 1,023
CFH reserve	10	(850)
Reclassification adjustments	(233)	(123)
Interest rate risk | Hedged flows
Cash flow hedges [abstract]
Change of the underlying asset used for the calculation of hedging ineffectivenes	(26)	12
CFH reserve	€ 24	€ (12)